Document and Entity Information	Nov. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	Bill.com Holdings, Inc.
Entity Central Index Key	0001786352
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39149
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2661725
Entity Address, Address Line One	1800 Embarcadero Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	621-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	BILL
Security Exchange Name	NYSE